Segment and Revenue by Geography and By Major Customer (Details)	6 Months Ended
Jun. 30, 2026 Segment
Segment and Revenue by Geography and by Major Customer [Line Items]
CODM description	The chief operating decision maker (the “CODM”) is the Company’s Chief Executive Officer, who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit and operating loss by the two identified reportable segments.
Number of reportable segments	2
Number operating segments	2
Chief Executive Officer
Segment and Revenue by Geography and by Major Customer [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer